VIA EDGAR

Paul, Hastings, Janofsky & Walker LLP

515 South Flower Street

Los Angeles, California 90071

Telephone (213) 683-6000

June 27, 2007

Secretary

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	CNI Charter Funds - File Nos. 333-16093 and 811-7923

Dear Sir:

On behalf of CNI Charter Funds (the “Registrant”), attached please find Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”) for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended. The purpose of the Amendment is to register the shares of the newly established Multi-Asset Fund series of the Registrant.

Please direct any inquiries regarding this filing to Laurie Dee at (213) 683-6163 or me at (213) 683-6207.

Sincerely yours,

/s/ Michael Glazer

of PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures